PELP Acquisition Business Combination Revenues and Net Income (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Revenues	$ 85,168	$ 21,202
Net income	$ (37,895)	$ 1,297